Segment, Geographic and Other Revenue Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
R&D EXPENSES	$ 9,112	[1],[2]	$ 9,392	[1]	$ 7,824	[1],[2]
EARNINGS	12,762	[2],[3],[4],[5]	9,282	[3],[4],[5]	10,674	[2],[3],[4],[5]
Other unallocated [Member]
Segment Reporting Information [Line Items]
R&D EXPENSES	14	[6]	27	[6]	560	[6]
EARNINGS	(1,104)	[4],[6]	(1,268)	[4],[6]	(123)	[4],[6]
Other unallocated [Member] | Biopharmaceutical operating segments [Member] | JAPAN
Segment Reporting Information [Line Items]
Operating Expense					290
Other unallocated [Member] | Wyeth [Member]
Segment Reporting Information [Line Items]
R&D EXPENSES					550
EARNINGS					$ 900

[1]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[2]	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.
[3]	2010 vs. 2009 - The decrease in the domestic loss was due to revenues from legacy Wyeth products and a reduction in domestic restructuring charges partially offset by increased amortization charges primarily related to identifiable intangibles in connection with our acquisition of Wyeth and litigation charges primarily related to our wholly owned subsidiary Quigley Company, Inc. The decrease in international income was due primarily to an increase in international restructuring and amortization charges plus the non-recurrence of the gain in 2009 in connection with the formation of ViiV, partially offset by revenues from legacy Wyeth products.
[4]	Income from continuing operations before provision for taxes on income.
[5]	2011 vs. 2010 - The decrease in the domestic loss was primarily due to the non-recurrence of a charge of $1.3 billion (pre-tax) in 2010 for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc., partially offset by a reduction in revenues due to the loss of exclusivity for several biopharmaceutical products and the impact of the U.S. Healthcare Legislation. The increase in international income was due to the favorable impact of foreign exchange, higher impairment charges in 2010, as well as increased revenues from the biopharmaceutical products such as the Prevnar/Prevenar franchise, Enbrel and Celebrex.
[6]	Includes overhead expenses associated with our manufacturing and commercial operations not directly attributable to an operating segment. In 2009, R&D expenses include approximately $550 million of Wyeth R&D expenses and Earnings include approximately $900 million of Wyeth earnings and $290 million of operating expenses incurred in Japan associated with our three biopharmaceutical operating segments where allocation among the segments is not practicable.